Share-Based Compensation - Summary of Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares
Stock Options (#)
Options outstanding, beginning (in shares) | shares	1,760,720	1,186,824
Granted (in shares) | shares	435,819	749,161
Exercised (in shares) | shares	(77,218)	(111,661)
Expired (in shares) | shares	(20,252)	(20,284)
Forfeited (in shares) | shares	(106,624)	(43,320)
Options outstanding, ending (in shares) | shares	1,992,445	1,760,720
Weighted Average Exercise Price ($)
Options outstanding, beginning (in CAD per share) | $ / shares	$ 61.68	$ 104.90
Granted (in CAD per share) | $ / shares	5.90	7.60
Exercised (in CAD per share) | $ / shares	7.60	7.60
Expired (in CAD per share) | $ / shares	7.59	13.12
Forfeited (in CAD per share) | $ / shares	797.55	463.14
Options outstanding, ending (in CAD per share) | $ / shares	$ 12.74	$ 61.68